Annual Total Returns- Vanguard International High Dividend Yield Index Fund (ETF) [BarChart] - ETF - Vanguard International High Dividend Yield Index Fund - ETF Shares	2017	2018	2019	2020
Total	22.37%	(12.39%)	18.31%	(0.65%)